Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Changes in Provision for Doubtful Accounts
	2013	2014	2015
Opening balance	7,580	6,938	5,323
Additions during the year	2,436	1,284	1,211
Deductions during the year	(3,078)	(2,899)	(2,173)

Closing balance	6,938	5,323	4,361

Schedule of Depreciation Percentage of Fixed Assets
%
Buildings	2-5
Communication equipment	10-15
Office furniture and equipment	6-33
Motor vehicles	15
Leasehold improvements are depreciated over the
shorter of the underlying lease or 10 years.

Schedule of goodwill
	2014	2015
Opening Balance	11,277	11,286
Functional currency translation adjustments	9	(668)
Acquisitions	-	20,241

Closing balance	11,286	30,859

Schedule of Amortization Percentage of Intangible Assets
Amortization
percentage
Amortizable intangible assets:
Customer relations	8.3-10
Licenses	10

Computation of Basic and Diluted Income Per Ordinary Share
	Year ended December 31
	2013	2014	2015
The number of shares used in per share computation
Weighted average number of ordinary shares
outstanding used in basic income per
ordinary share calculation	17,346,561	17,365,608	17,401,264
Add assumed exercise of outstanding dilutive
potential ordinary shares	224,627	306,367	309,831

Weighted average number of ordinary shares
outstanding used in diluted income per
ordinary share calculation	17,571,188	17,671,975	17,711,095